Intangible Assets and Liabilities (FY)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Intangibles Assets and Liabilities and Goodwill

7. INTANGIBLE ASSETS AND LIABILITIES
Intangible Assets and Liabilities—Intangible assets and liabilities consisted of the following as of December 31, 2018 and 2017, excluding amounts related to intangible assets and liabilities classified as held for sale (in thousands):

	2018		2017
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Management contracts	$18,739	$(4,685)	$58,000	$(2,900)
In-place leases	464,721	(142,525)	313,432	(123,314)
Above-market leases	67,140	(28,979)	53,524	(24,631)
Below-market lease liabilities	(164,839)	33,280	(118,012)	27,388

Summarized below is the amortization recorded on the intangible assets and liabilities for the years ended December 31, 2018, 2017, and 2016 (in thousands):

	2018	2017	2016
Management contracts	$10,618	$2,900	$—
In-place leases	37,101	30,966	28,812
Above-market leases	6,112	5,188	5,228
Below-market lease liabilities	(10,061)	(7,133)	(6,436)

Estimated future amortization of the respective intangible assets and liabilities as of December 31, 2018, excluding estimated amounts related to intangible assets and liabilities classified as held for sale, for each of the next five years is as follow (in thousands):

	Management Contracts	In-Place Leases	Above-Market Leases	Below-Market Leases
2019	$3,748	$43,286	$7,515	$(11,959)
2020	3,748	38,104	7,039	(11,415)
2021	3,748	34,129	6,205	(10,652)
2022	2,810	31,012	5,189	(9,951)
2023	—	26,752	4,366	(9,133)

Goodwill—In connection with the PELP transaction, we recorded goodwill of approximately$29.1 million. During the year ended December 31, 2018, we did not record any impairments to goodwill. For more information regarding goodwill from the PELP transaction, see Note 4.